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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22922

Aspiration Funds

(Exact name of registrant as specified in charter)

9200 Sunset Boulevard, Suite 415, Los Angeles, California	90069
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, Delaware 19801

(Name and address of agent for service)

With a copy to:
Steven R. Howard, Esq.
Michelman & Robinson, LLP
800 Third Avenue, 24th Floor
New York, NY 10022

Registrant's telephone number, including area code: (424) 279-9351

Date of fiscal year end:       January 31, 2015

Date of reporting period:     October 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ASPIRATION FLAGSHIP FUND
SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 4.3%	Shares	Value

Natural Resources Funds - 2.2%
Alerian MLP ETF	1,223	$22,723

Real Estate Funds - 2.1%
SPDR Dow Jones Global Real Estate ETF	441	20,996

Total Exchange-Traded Funds (Cost $42,493)		$43,719

OPEN-END FUNDS - 93.6%	Shares	Value

Absolute Return Funds - 1.9%
FPA New Income, Inc.	1,864	$19,011

Event Driven Funds - 9.5%
Gabelli Enterprise Mergers and Acquisitions Fund - Class Y *	4,126	55,330
The Merger Fund - Institutional Class	2,609	42,031
		97,361
Global Macro Funds - 22.6%
Deutsche Select Alternative Allocation Fund - Institutional Class	2,609	30,581
Hatteras Alpha Hedged Strategies Fund - Institutional Class	2,546	29,869
KCM Macro Trends Fund - Class R-1	2,332	30,832
Litman Gregory Masters Alternative Strategies Fund - Institutional Class	2,848	33,088
MFS Global Alternative Strategy Fund - Class I	4,674	50,247
MainStay Marketfield Fund - Class I	3,346	55,680
		230,297
Long/Short Equity Funds - 20.7%
Diamond Hill Long-Short Fund - Class I	1,314	31,124
Highland Long/Short Equity Fund - Class Z	1,508	18,523
Highland Long/Short Healthcare Fund - Class Z *	1,281	20,244
PIMCO EqS Long/Short Fund - Institutional Class	3,734	42,529
Robeco Boston Partners Global Long/Short Fund - Institutional Class *	2,008	20,385
Robeco Boston Partners Long/Short Research Fund - Institutional Class *	5,167	78,018
		210,823
Option Strategy Funds - 17.5%
Eaton Vance Hedged Stock Fund - Class I	2,439	19,733
Glenmede Secured Options Portfolio	3,236	40,349
Ironclad Managed Risk Fund	5,175	59,715
RiverPark/Gargoyle Hedged Value Fund - Institutional Class	4,150	58,515
		178,312
Private Equity Funds - 1.7%
ALPS | Red Rocks Listed Private Equity Fund - Class I	2,676	17,848

ASPIRATION FLAGSHIP FUND
SCHEDULE OF INVESTMENTS (Continued)

OPEN-END FUNDS - 93.6% (Continued)	Shares	Value

Unconstrained Bond Funds - 19.7%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	3,232	$33,161
IRON Strategic Income Fund - Institutional Class	4,315	49,368
MainStay Unconstrained Bond Fund - Class I	8,156	75,688
PIMCO Unconstrained Bond Fund - Institutional Class	3,832	43,184
		201,401

Total Open-End Funds (Cost $938,090)		$955,053

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01% (b) (Cost $80)	80	$80

Total Investments at Value — 97.9% (Cost $980,663)		$998,852

Other Assets in Excess of Liabilities — 2.1%		21,151

Net Assets — 100.0%		$1,020,003

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of October 31, 2014.

See accompanying notes to Schedule of Investments.

ASPIRATION FLAGSHIP FUND
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

1.	Investment Valuation

Investments in shares of other open-end investment companies held by Aspiration Flagship Fund (the “Fund”) are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Fund may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when Aspiration Fund Adviser, LLC (the “Adviser”) deems it appropriate. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$43,719	$-	$-	$43,719
Open-End Funds	955,053	-	-	955,053
Money Market Funds	80	-	-	80
Total	$998,852	$-	$-	$998,852

ASPIRATION FLAGSHIP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities using Level 1 inputs. As of October 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of October 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of October 31, 2014:

Cost of portfolio investments	$980,663

Gross unrealized appreciation	$18,319
Gross unrealized depreciation	(130)

Net unrealized appreciation	$18,189

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETF”). Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aspiration Funds

By (Signature and Title)*		/s/ Andrei H. Cherny
Andrei H. Cherny, President

Date	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrei H. Cherny
Andrei H. Cherny, President

Date	December 23, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	December 23, 2014

* Print the name and title of each signing officer under his or her signature.